Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 12,507	$ 36,836	$ 13,392
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	6,904	5,503	6,100
Amortization and write-off of special survey costs	382	388	384
Allowance for credit losses	(38)	(78)	118
Amortization and write-off of financing costs	238	247	303
Amortization of restricted common stock grants	62	171
Loss from debt extinguishment		379	34
Loss/(Gain) from financial derivative instrument		59	(555)
Gain on sale of vessels, net		(25,125)
Changes in assets and liabilities:
Inventories	(932)	954	(344)
Due from/(to) related parties	177	(231)	(2,940)
Trade accounts receivable, net	(38)	5,583	(8,871)
Prepayments and other assets	(405)	(97)	(18)
Insurance claim receivable	(245)	608	(608)
Special survey cost	(100)	(1,379)	(519)
Trade accounts payable	538	(1,094)	(227)
Hire collected in advance	(1,062)	(960)	2,133
Accrued and other liabilities	858	(322)	(108)
Net cash provided by operating activities	18,846	21,442	8,274
Cash flow from investing activities:
Proceeds from the sale of vessel, net		64,213	8,509
Advance for vessel acquisition		(2,663)
Payments for vessel acquisition	(44,969)	(28,500)	(2,995)
Ballast water treatment system installation		(768)	(561)
Vessel additions	(24)	(77)
Vessel additions prepayments	(170)
Short-term investment in time deposits	3,000	(20,000)
Net cash (used in)/provided by investing activities	(42,163)	12,205	4,953
Cash flows from financing activities:
Proceeds from long-term debt	31,000	34,500
Repayment of long-term debt	(7,307)	(38,760)	(12,030)
Contributions from non-controlling interests	5,880	4,520
Redemption of Series A Convertible Preferred shares	(10,079)
Repayment of promissory note		(6,000)
Financial derivative instrument		561	10
Payment of financing costs	(357)	(277)	(20)
Preferred stock dividends paid	(587)	(797)	(871)
Common stock re-purchase program	(1,486)	(1,244)
Deemed dividend from Konkar Venture acquisition	(7,493)
Fractional shares paid			(1)
Net cash provided by/(used in) financing activities	9,571	(7,497)	(12,912)
Net (decrease)/increase in cash and cash equivalents and restricted cash	(13,746)	26,150	315
Cash and cash equivalents and restricted cash at the beginning of the period	36,339	10,189	9,874
Cash and cash equivalents and restricted cash at the end of the period	22,593	36,339	10,189
SUPPLEMENTAL INFORMATION:
Cash paid for interest	5,908	5,630	3,912
Issuance of common stock financing acquisition of vessel “Konkar Venture” (Non-cash financing activities)	1,382
Unpaid portion of financing costs		16
Unpaid portion of Special Survey cost		126
Unpaid portion of Ballast Water Treatment System installation		$ 43